Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment (Details) - USD ($)
$ in Millions
	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2016	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 73
Seadrill Partners LLC | Subordinated Units and Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets			30 years
Weighted average cost of capital (as percent)			9.75%
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	0	180	$ 82
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0	$ 400	$ 723